Goodwill and Other Intangible Assets - Critical Values (Detail)	12 Months Ended
Dec. 31, 2017
GTB, GCM & CF [Member]
Change in Key Assumptions
Discount rate (post tax) increase from	8.80%
Discount rate (post tax) increase to	10.40%
Projected future earnings in each period	(14.00%)
WM [Member]
Change in Key Assumptions
Discount rate (post tax) increase from	9.10%
Discount rate (post tax) increase to	9.90%
Projected future earnings in each period	(9.00%)
Long term growth rates	0.00%